ASSET ACQUISITIONS AND BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Schedule Of Major Class Of Assets Acquired And Liabilities
(Thousands of United States dollars)
Current assets
Cash	$570
Trade receivables	49
Inventory	1,278
Other current assets	151

Non-current assets
Property, plant and equipment	124
Right of use assets	501
Other long-term assets	42
Intangible assets	9,150
Goodwill	19,675
Total assets	$31,540

Current liabilities
Trade payables and accrued liabilities	$(856)
Deferred tax	(1,500)

Non-current lease liability	(530)
Total liabilities	$(2,886)
Total net assets acquired	$28,654

Grupo Farmaceutico Cronomed S.A.S.
Statement [Line Items]
Schedule Of Net Assets Acquired At Acquisition Date
(thousands of United States dollars)
Current assets	$563
Property and equipment	9
Right of use asset	85
Intangible asset	311
Goodwill	728
Trade and other payables	(300)
Long term debt	(186)
Amounts payable to Flora Growth Corp. consolidated group	(30)
Lease liability	(92)
Deferred income tax	(96)
Total consideration paid	$992

Kasa Wholefoods Company S.A.S.
Statement [Line Items]
Schedule Of Net Assets Acquired At Acquisition Date
(thousands of United States dollars)
Current assets	$331
Property and equipment	9
Intangible asset	48
Goodwill	834
Trade and other payables	(246)
Long term debt	(107)
Amounts payable to Flora Growth Corp. consolidated group	(591)
Deferred income tax	(15)
Non-controlling interest	(27)
Total consideration paid	$236

Breeze Laboratory S.A.S.
Statement [Line Items]
Schedule Of Net Assets Acquired At Acquisition Date
(thousands of United States dollars)	$
Current assets	$214
Property and equipment	23
Intangible asset	89
Goodwill	685
Trade and other payables	(430)
Long term debt	(27)
Amounts payable to Flora Growth Corp. consolidated group	(297)
Deferred income tax	(28)
Non-controlling interest	(23)
Total consideration paid	$206